Securities Act File No. 002-88912

Investment Company Act File No. 811-03942

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 64	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 65	☒
LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 201-6984
Thomas R. Phillips, Esq. Vice President and Assistant Secretary 90 Hudson Street, Jersey City, New Jersey 07302-3973 (Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and had duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 17th day of February, 2012.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

BY:	/s/ Thomas R. Phillips
Thomas R. Phillips Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

	Robert S. Dow*	Chairman and Director	February 17, 2012
Robert S. Dow
	Daria L. Foster*	President and Director	February 17, 2012
Daria L. Foster
	E. Thayer Bigelow*	Director	February 17, 2012
E. Thayer Bigelow
	Robert B. Calhoun, Jr.*	Director	February 17, 2012
Robert B. Calhoun, Jr.
	Evelyn E. Guernsey*	Director	February 17, 2012
Evelyn E. Guernsey
	Julie A. Hill*	Director	February 17, 2012
Julie A. Hill
	Franklin W. Hobbs*	Director	February 17, 2012
Franklin W. Hobbs
	Thomas J. Neff*	Director	February 17, 2012
Thomas J. Neff
	James L.L. Tullis*	Director	February 17, 2012
James L.L. Tullis
*BY:	/s/ Thomas R. Phillips
Thomas R. Phillips Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, John K. Forst, and Thomas R. Phillips, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Chairman, CEO
/s/ Robert S. Dow	and Director/Trustee	January 27, 2012
Robert S. Dow
President and
/s/ Daria L. Foster	Director/Trustee	January 27, 2012
Daria L. Foster

/s/ E. Thayer Bigelow	Director/Trustee	January 27, 2012
E. Thayer Bigelow
/s/ Robert B. Calhoun, Jr.	Director/Trustee	January 27, 2012
Robert B. Calhoun, Jr.
/s/ Evelyn E. Guernsey	Director/Trustee	January 27, 2012
Evelyn E. Guernsey
/s/ Julie A. Hill	Director/Trustee	January 27, 2012
Julie A. Hill
/s/ Franklin W. Hobbs	Director/Trustee	January 27, 2012
Franklin W. Hobbs
/s/ Thomas J. Neff	Director/Trustee	January 27, 2012
Thomas J. Neff
/s/ James L.L. Tullis	Director/Trustee	January 27, 2012
James L.L. Tullis

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase